Note Employee benefits (Components of net periodic postretirement health care benefit cost) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Benefits Disclosure [Line Items]
Amortization of prior service credit	$ (3,800)	$ (3,800)	$ (3,800)
Postretirement Health Care Benefit Plan
Pension and Other Postretirement Benefits Disclosure [Line Items]
Service cost	1,026	1,156	1,470
Interest cost	5,703	6,021	6,356
Amortization of prior service credit	(3,800)	(3,800)	(3,800)
Recognized Net Actuarial Loss	569	1,099	996
Net periodic benefit cost	$ 3,498	$ 4,476	$ 5,022